Derivative Asset	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Derivative Asset

9. Derivative Asset

In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484.1 million, which amount reduces over time as the Company’s outstanding debt balances amortize. The objective of the hedges is to reduce the variability of cash flows associated with the interest relating to its variable rate borrowings. The Company receives payments on the caps for any period that the one-month USD LIBOR rate is above beyond the strike rate, which is 0.75%. The termination date of the interest rate cap agreements is November 30, 2026. The premium paid to purchase the interest caps was $7,000, which was paid out of cash on December 22, 2021. The premium is being amortized over the life of the interest rate cap by using the caplet method.

In February 2022, the Company further hedged its exposure to a potential rising interest rate environment by putting in place two USD one-month LIBOR interest rate caps of 0.75% through fourth quarter 2026, on $507.9 million of its floating rate debt. The second interest rate cap was not designated as a cash flow hedge and therefore the positive fair value adjustment of $9,685 and $nil as at December 31, 2022 and 2021, respectively, was recorded through Consolidated Statements of Income. The premium paid by the Company to purchase the interest rate caps was $15,370, which was paid out of cash on the settlement date. ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. In this case, the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged. Amount received from interest rate caps for each of the years ended December 31, 2022, 2021 and 2020 was $9,245, $nil and $nil, respectively.

	December 31, 2022	December 31, 2021
Opening balance	$7,227	$—
Derivative asset premium	15,370	7,000
Unrealized gain on derivative assets	31,221	227
Fair value adjustment on derivative asset	9,685	—
Closing balance	$63,503	$7,227
Less: Current portion of derivative assets	(29,645)	(533)
Non-current portion of derivative assets	$33,858	$6,694

The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedges no longer be considered effective. The Company assesses the effectiveness of the hedges on an ongoing basis. As of December 31, 2022, following a quantitative assessment, part of the hedge was no longer considered effective and an amount of $1,091 was reclassified from other comprehensive income to the Consolidated Statements of Income.